35 Financial Instruments (Details 2) - Liquidity risk [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	R$ 21,608,258
Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,334,551
Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	8,080,174
Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,090,725
Accounts payable to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,436,452
Ordinary Financing of Taxes With The Federal Tax Authorities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	3,927,823
Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	547,290
Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	191,243
Less than 1 month [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,426,459
Less than 1 month [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	29,274
Less than 1 month [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	335,121
Less than 1 month [member] | Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	7,220
Less than 1 month [member] | Accounts payable to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,034,872
Less than 1 month [member] | Ordinary Financing of Taxes With The Federal Tax Authorities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Less than 1 month [member] | Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,220
Less than 1 month [member] | Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	15,752
1 to 3 months [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	608,556
1 to 3 months [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	197,056
1 to 3 months [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	47,686
1 to 3 months [member] | Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	14,444
1 to 3 months [member] | Accounts payable to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	309,329
1 to 3 months [member] | Ordinary Financing of Taxes With The Federal Tax Authorities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
1 to 3 months [member] | Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	8,456
1 to 3 months [member] | Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	31,585
3 months to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,791,182
3 months to 1 year [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	669,153
3 months to 1 year [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,723,107
3 months to 1 year [member] | Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	68,504
3 months to 1 year [member] | Accounts payable to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	26,248
3 months to 1 year [member] | Ordinary Financing of Taxes With The Federal Tax Authorities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	121,838
3 months to 1 year [member] | Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	38,426
3 months to 1 year [member] | Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	143,906
1 to 5 Years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	11,051,010
1 to 5 Years [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,570,564
1 to 5 Years [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,953,679
1 to 5 Years [member] | Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	429,573
1 to 5 Years [member] | Accounts payable to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	66,003
1 to 5 Years [member] | Ordinary Financing of Taxes With The Federal Tax Authorities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	3,805,985
1 to 5 Years [member] | Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	225,206
1 to 5 Years [member] | Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Over 5 Years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,731,051
Over 5 Years [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,868,504
Over 5 Years [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,020,581
Over 5 Years [member] | Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,570,984
Over 5 Years [member] | Accounts payable to suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Over 5 Years [member] | Ordinary Financing of Taxes With The Federal Tax Authorities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Over 5 Years [member] | Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	270,982
Over 5 Years [member] | Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow